Restricted Assets	12 Months Ended
Mar. 31, 2012
Restricted Assets [Abstract]
RESTRICTED ASSETS	14. RESTRICTED ASSETS As on March 31, 2012, restricted assets comprised of unclaimed dividend for the years 2003 to 2009 amount to Rs.7 million.